Segment information - Goodwill based on expected future profitability (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Total
Disclosure of operating segments [line items]
Goodwill Based On Expected Future Profitability	R$ 9,917,718	R$ 8,187,242
Pulp
Disclosure of operating segments [line items]
Goodwill Based On Expected Future Profitability	7,897,051	7,897,051
Consumer Goods
Disclosure of operating segments [line items]
Goodwill Based On Expected Future Profitability	R$ 2,020,667	R$ 290,191